UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7362

Salomon Brothers Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

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Letter from the Chairman

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25% . Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

R. Jay Gerken, CFA Chairman and Chief Executive Officer

During the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24% . When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield declined to 3.92% . Falling longer term rates, periods of mixed economic data, and periodic flights to quality all supported the bond market, including municipal securities. Looking at the six-month period as a whole, the overall municipal bond market outperformed the taxable bond market, as the Lehman Brothers Municipal Bond Indexiv and Lehman Brothers Aggregate Bond Indexv returned 2.89% and 2.51%, respectively.

For the six months ended June 30, 2005, the Salomon Brothers Municipal Partners Fund returned 6.73%, based on its New York Stock Exchange (“NYSE”) market price and 2.72% based on its net asset value (“NAV”)vi per share. In comparison, the Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 2.89% for the same time frame. The Lipper General Municipal Debt (Leveraged) Closed-End Funds Category Averagevii increased 4.74% . Please note that Lipper performance returns are based on each fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.4200 per share, (which may have included a return of capital). The performance table on the next page shows the Fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of June 30, 2005. Past performance is no guarantee of future results. The Fund’s yields will vary.

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FUND PERFORMANCE
AS OF JUNE 30, 2005
(unaudited)

	30-Day	6-Month
Price Per Share	SEC Yield	Total Return

$ 15.32 (NAV)	5.96%	2.72%

$ 13.92 (Market Price)	6.56%	6.73%

All figures represent past performance and are not a guarantee of future results. The Fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figure reflects the income dividends and interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of June 30, 2005 and are subject to change.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment contract between the Fund and the Manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including

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compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “MNP” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XMNPX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupam.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

August 15, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in the Fund is subject to risk, including the possible loss of the principal amount that you invest in the Fund. Certain investors may be subject to the Federal Alternative Minimum Tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
v	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
vi	NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.
vii	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 68 funds in the Fund’s Lipper category, and excluding sales charges.

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Fund at a Glance (unaudited)

Investment Breakdown

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Schedule of Investments (unaudited)

June 30, 2005

Face
Amount	Rating‡	Security	Value

Municipal Bonds — 97.1%
California — 3.7%
$ 1,575,000	A	California State, GO, 5.125% due 6/1/24	$1,654,805
1,250,000	AAA	Huntington Beach, CA, Union High School District GO, Election 2004,
		FSA-Insured, 5.000% due 8/1/29	1,338,500
1,370,000	AAA	Pleasant Valley, CA, GO, School District, Ventura County,
		Series A, MBIA-Insured, 5.850% due 2/1/17	1,644,302

		Total California	4,637,607

Colorado — 1.4%
600,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care,
		Series F, 5.000% due 3/1/25	619,854
		Colorado Springs, CO, Hospital Revenue:
495,000	AAA	6.375% due 12/15/30 (a)	576,318
505,000	A3(b)	6.375% due 12/15/30	560,010

		Total Colorado	1,756,182

District of Columbia — 1.7%
2,000,000	AAA	District of Columbia Revenue, American University, AMBAC-Insured,
		5.625% due 10/1/26	2,078,200

Hawaii — 1.8%
2,000,000	AAA	Hawaii State Airport System Revenue, Series B, FGIC-Insured, 6.000%
		due 7/1/19 (c)	2,220,140

Illinois — 13.6%
		Chicago, IL, Board of Education, GO, Chicago School Reform,
		AMBAC-Insured:
3,360,000	AAA	5.750% due 12/1/27 (a)	3,656,386
390,000	AAA	5.750% due 12/1/27	424,402
		Chicago, IL, GO, Series A, FSA-Insured:
355,000	AAA	5.250% due 1/1/16 (a)	402,023
145,000	AAA	5.250% due 1/1/16	161,829
		Chicago, IL, Midway Airport Revenue, MBIA-Insured:
2,000,000	AAA	Series A, 5.500% due 1/1/29	2,084,540
2,000,000	AAA	Series B, 5.625% due 1/1/29 (c)	2,078,580
1,250,000	AAA	Chicago, IL, Sales Tax Revenue, FSA-Insured, 5.000% due 1/1/22	1,345,812
2,000,000	Aaa(b)	Illinois DFA, Revolving Fund Revenue, 5.250% due 9/1/12	2,228,980
1,000,000	AA+	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	1,117,050
1,500,000	A+	Illinois Health Facilities Authority Revenue, Lutheran General
		Health System, Series C, 7.000% due 4/1/14	1,846,275
1,500,000	AAA	Illinois State, GO, First Series, FSA-Insured, 5.500% due 5/1/16	1,734,795

		Total Illinois	17,080,672

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Rating‡	Security	Value

Indiana — 3.3%
$ 1,195,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue,
		Community Hospital Project, Series A, AMBAC-Insured,
		5.000% due 5/1/35	$1,260,474
1,000,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp.
		Project, 5.250% due 12/1/22	1,085,570
1,750,000	AAA	Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23	1,832,093

		Total Indiana	4,178,137

Iowa — 0.9%
1,000,000	A1(b)	Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16	1,112,590

Kansas — 1.3%
1,430,000	AA	Kansas State Development Finance Authority, Health Facilities
		Revenue, Sisters of Charity, Series J, 6.250% due 12/1/28	1,601,786

Maryland — 5.7%
		Maryland State Health & Higher Educational Facilities Authority Revenue:
1,500,000	Baa1(b)	Carroll County General Hospital, 6.000% due 7/1/37	1,618,920
1,000,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,104,510
		University of Maryland Medical Systems:
1,000,000	A3(b)	6.750% due 7/1/30	1,127,900
500,000	A	6.000% due 7/1/32	549,980
2,500,000	Aaa(b)	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue,
		AMBAC-Insured, 5.500% due 4/1/15 (c)	2,755,575

		Total Maryland	7,156,885

Massachusetts — 5.0%
2,500,000	AA-	Massachusetts State Health & EFA Revenue, Partners Healthcare
		System, Series C, 5.750% due 7/1/32	2,787,950
		Massachusetts State Water Pollution Abatement Trust Revenue,
		MWRA Program, Series A:
630,000	AAA	5.750% due 8/1/29 (a)	700,251
2,540,000	AAA	5.750% due 8/1/29	2,787,269

		Total Massachusetts	6,275,470

Michigan — 1.3%
1,500,000	AA-	Michigan State, Hospital Finance Authority Revenue, Trinity Health,
		Series C, 5.375% due 12/1/30	1,597,530

Minnesota — 2.2%
2,785,000	AA+	Minnesota State Housing Finance Agency, Single-Family Mortgage
		Revenue, Series H, 6.500% due 1/1/26 (c)	2,790,487

Nevada — 1.3%
		Nevada Housing Division Revenue, Single-Family Program, Series B-2:
1,495,000	Aa2(b)	6.400% due 10/1/25 (c)	1,509,815
90,000	Aa2(b)	6.950% due 10/1/26 (c)	90,425

		Total Nevada	1,600,240

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Rating‡	Security	Value

New Hampshire — 0.1%
$ 125,000	A+	New Hampshire State HFA, Single-Family Residential Revenue,
		Series A, 6.800% due 7/1/15 (c)	$125,049

New Jersey — 10.2%
		New Jersey EDA:
5,150,000	AAA	PCR, Public Service Electric and Gas Co. Project, Series A,
		MBIA-Insured, 6.400% due 5/1/32 (c)	5,269,995
4,450,000	AAA	Water Facilities Revenue, New Jersey American Water Co., Inc. Project,
		Series A, FGIC-Insured, 6.875% due 11/1/34 (c)	4,553,240
1,000,000	A2(b)	New Jersey Health Care Facilities Financing Authority Revenue,
		Hackensack University Medical Center, 6.000% due 1/1/25	1,080,590
1,695,000	AAA	New Jersey State, EFA Revenue, Princeton University, Series A,
		5.000% due 7/1/21	1,855,567

		Total New Jersey	12,759,392

New York — 12.2%
		New York City, NY, GO:
		Series A:
890,000	A+	6.000% due 5/15/30 (a)	1,018,133
110,000	A+	6.000% due 5/15/30	122,157
500,000	A+	Series G, 5.000% due 12/1/33	528,485
		New York City, NY, Municipal Water Finance Authority, Water & Sewer
		Systems Revenue:
		Series B:
1,175,000	AA+	5.750% due 6/15/29	1,254,794
1,000,000	AA+	5.125% due 6/15/31	1,052,060
2,000,000	AA+	Series D, 5.000% due 6/15/37	2,134,960
1,250,000	AAA	New York City, NY, Transitional Finance Authority Revenue,
		Series A, 5.500% due 11/15/17	1,406,025
		New York State Dormitory Authority Revenue, Court Facilities Lease,
		NYC Issue, Non State Supported Debt, Series A, AMBAC-Insured:
1,000,000	AAA	5.500% due 5/15/28	1,211,510
5,365,000	AAA	5.500% due 5/15/30	6,510,106

		Total New York	15,238,230

Ohio — 7.1%
2,000,000	BBB+	Miami County, OH, Hospital Facilities Revenue, Upper Valley Medical
		Center, Series C, 6.250% due 5/15/13	2,079,180
6,700,000	A+	Ohio State Water Development Authority, Solid Waste Disposal Revenue,
		North Star BHP Steel, Cargill, Inc., 6.300% due 9/1/20 (c)	6,857,651

		Total Ohio	8,936,831

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Rating‡	Security	Value

Pennsylvania — 0.2%
$ 250,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured,
		Call 2/1/12 @100, 5.500% due 2/1/31 (a)	$282,895

Puerto Rico — 2.9%
3,000,000	AAA	Puerto Rico Commonwealth Infrastructure Financing Authority,
		Series C, AMBAC-Insured, 5.500% due 7/1/25	3,606,270

Tennessee — 6.1%
2,900,000	AA-	Humphreys County, TN, IDB, Solid Waste Disposal Revenue, E.I. du Pont
		de Nemours & Co. Project, 6.700% due 5/1/24 (c)	2,976,937
3,500,000	AAA	Memphis-Shelby County, TN, Airport Authority Revenue, Series D,
		AMBAC-Insured, 6.000% due 3/1/24 (c)	3,854,200
730,000	AA	Tennessee Housing Development Agency Revenue, Homeownership
		Program, Series 2B, 6.350% due 1/1/31 (c)	743,512

		Total Tennessee	7,574,649

Texas — 9.4%
2,500,000	AAA	Aledo, TX, GO, ISD, School Building, Series A, PSFG, 5.000%
		due 2/15/30	2,656,900
1,000,000	Aaa(b)	Edgewood, TX, ISD, FSF-Insured, 5.250% due 2/15/18	1,114,220
1,165,000	A	Harris County, TX, Health Facilities Development Corp. Hospital Revenue,
		Memorial Hermann Healthcare System, Series A, 5.250% due 12/1/17 .	1,258,468
1,600,000	AAA	Lake Dallas, TX, GO, ISD, School Building, PSF-Insured,
		5.000% due 8/15/34	1,691,152
100,000	AAA	North Harris Montgomery Community College District, TX, GO,
		FGIC-Insured, 5.375% due 2/15/16	110,561
3,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A,
		AMBAC-Insured, 5.500% due 8/15/39	3,870,475
1,000,000	AAA	Williamson County, TX, GO, MBIA-Insured, 5.250% due 2/15/21	1,119,210

		Total Texas	11,820,986

Washington — 5.7%
1,000,000	AAA	Chelan County, WA, Public Utility District, Chelan Hydro System
		Number 1, Construction Revenue, Series A, AMBAC-Insured, 5.450%
		due 7/1/37 (c)	1,069,150
4,250,000	AAA	Seattle, WA, GO, Series B, FSA-Insured, Call 12/1/09 @101, 5.750%
		due 12/1/28	4,766,205
1,200,000	AAA	Washington State Public Power Supply System Revenue, Nuclear Project
		Number 1, Series A, MBIA-Insured, 5.125% due 7/1/17	1,284,948

		Total Washington	7,120,303

		Total Investments Before Short-Term Investments
		(Cost — $114,477,470)	121,550,531

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

June 30, 2005

Face
Amount	Rating‡	Security	Value

Short-Term Investments (d)— 2.9%
Illinois — 2.4%
$ 3,000,000	A-1+	Illinois Finance Authority Revenue, Resurrection Health, Series B, 2.320%
		due 7/6/05	$3,000,000

Texas — 0.5%
600,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Hospital,
		Scott & White 2001-2, MBIA-Insured, 2.300% due 7/6/05	600,000

		Total Short-Term Investments
		(Cost — $3,600,000)	3,600,000

		Total Investments — 100.0% (Cost — $118,077,470#)	$125,150,531

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 12 and 13 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC — Ambac Assurance Corporation
DFA — Development Finance Agency
EDA — Economic Development Authority
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company
FSA — Financial Security Assurance
GO — General Obligation
HFA — Housing Finance Authority
IDB — Industrial Development Board
ISD — Independent School District
MBIA — Municipal Bond Investors Assurance Corporation
PCR — Pollution Control Revenue
PSFG — Permanent School Fund Guaranty

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

June 30, 2005

Summary of Investments by Industry and Pre-Refunded*

Health Care	19.0%
Education	17.5
Pollution	15.2
Transportation	11.3
General Obligation	8.1
Utilities	5.7
Pre-Refunded	5.1
General Revenue	5.1
Water	5.1
Housing	4.2
Power	1.9
Industrial Development	1.8

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of June 30, 2005 and are subject to change.

See Notes to Financial Statements.

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Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly
and CC		speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than
“B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the
“Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

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Bond Ratings (unaudited) (continued)

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation
(VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the
VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

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Statement of Assets and Liabilities

June 30, 2005 (unaudited)

ASSETS:
Investments, at value (Cost — $118,077,470)	$125,150,531
Cash	78,434
Interest receivable	1,706,600
Receivable for securities sold	1,422,023
Prepaid expenses	13,124

Total Assets	128,370,712

LIABILITIES:
Management fee payable	57,803
Dividends payable to Auction Rate Preferred Stockholders	7,399
Accrued expenses	111,460

Total Liabilities	176,662

Auction Rate Preferred Stock
(800 shares authorized and issued at $50,000 per share) (Note 4)	40,000,000

Total Net Assets	$88,194,050

NET ASSETS:
Par value ($0.001 par value 5,757,094 common shares issued and outstanding; 100,000,000
common shares authorized)	$5,757
Paid-in capital in excess of par value	79,673,514
Undistributed net investment income	1,216,894
Accumulated net realized gain on investment transactions	224,824
Net unrealized appreciation on investments	7,073,061

Total Net Assets	$88,194,050

Shares Outstanding	5,757,094

Net Asset Value	$15.32

See Notes to Financial Statements.

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Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME:
Interest	$3,200,428

EXPENSES:
Management fee (Note 2)	348,332
Auction agent fees	53,826
Audit and tax	37,105
Shareholder reports	28,380
Directors’ fees	24,053
Legal fees	14,612
Custody	10,674
Transfer agent fees	10,423
Listing fees	8,131
Insurance	1,629
Miscellaneous expenses	9,692

Total Expenses	546,857

Net Investment Income	2,653,571

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 3):
Net Realized Gain from Investment Transactions	356,790
Change in Net Unrealized Appreciation/Depreciation From Investments	(191,757)

Net Gain on Investments	165,033

Distributions Paid to Auction Rate Preferred Stockholders From Net Investment Income	(468,285)

Increase in Net Assets From Operations	$2,350,319

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$2,653,571	$5,329,689
Net realized gain	356,790	588,014
Change in net unrealized appreciation/depreciation	(191,757)	(1,268,841)
Distributions paid to Auction Rate Preferred Stockholders from:
Net investment income	(468,285)	(486,021)
Net realized gains	—	(37,329)

Increase in Net Assets From Operations	2,350,319	4,125,512

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS FROM:
Net investment income	(2,417,979)	(4,837,305)
Net realized gains	—	(390,136)

Decrease in Net Assets From Distributions to
Common Stock Shareholders	(2,417,979)	(5,227,441)

Decrease in Net Assets	(67,660)	(1,101,929)

NET ASSETS:
Beginning of period	88,261,710	89,363,639

End of period*	$88,194,050	$88,261,710

* Includes undistributed net investment income of:	$1,216,894	$1,449,587

See Notes to Financial Statements.

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Financial Highlights

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:

	2005(1)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$15.33		$15.52	$15.35	$14.38	$14.25	$13.12

Income (Loss) From Operations:
Net investment income	0.46		0.93	0.95	1.00	1.03	1.06
Net realized and unrealized gain (loss)	0.03		(0.12)	0.13	0.86	0.04	1.14
Distributions to Auction Rate Preferred
Stockholders from:
Net investment income	(0.08)		(0.08)	(0.07)	(0.10)	(0.21)	(0.29)
Net realized gains	—		(0.01)	—	—	—	—

Total Income From Operations	0.41		0.72	1.01	1.76	0.86	1.91

Distributions to Common Stock
Shareholders From:
Net investment income	(0.42)		(0.84)	(0.84)	(0.79)	(0.73)	(0.78)
Net realized gains	—		(0.07)	—	—	—	—

Total Distributions to Common Stock
Shareholders	(0.42)		(0.91)	(0.84)	(0.79)	(0.73)	(0.78)

Net Asset Value, End of Period	$15.32		$15.33	$15.52	$15.35	$14.38	$14.25

Market Price, End of Period	$13.92		$13.45	$14.00	$13.40	$12.59	$12.06

Total Return, Based on Market Price(2)	6.73%		2.68%	11.07%	12.93%	10.52%	17.90%
Net Assets of Common Stock Shareholders,
End of Period (000s)	$88,194		$88,262	$89,364	$88,382	$82,778	$82,067
Ratios to Average Net Assets of Common
Stock Shareholders:(3)
Expenses	1.26	%(4)	1.32%	1.32%	1.34%	1.33%	1.36%
Net investment income	6.10	(4)	6.05	6.17	6.70	7.10	7.84
Portfolio Turnover Rate	27%		38%	57%	71%	34%	31%
Auction Rate Preferred Stock:
Total Amount Outstanding (000s)	$40,000		$40,000	$40,000	$40,000	$40,000	$40,000
Asset Coverage Per Share	160,243		160,328	161,705	160,478	153,473	152,584
Involuntary Liquidating Preference
Per Share	50,000		50,000	50,000	50,000	50,000	50,000
Average Market Value Per Share	50,000		50,000	50,000	50,000	50,000	50,000

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded. Total returns for periods of less than one year are not annualized.

(3)	Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.

(4)	Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Municipal Partners Fund Inc. (“Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) INVESTMENT VALUATION. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) CONCENTRATION OF CREDIT RISK. Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

(c) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders from net investment income for the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to common shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to preferred shareholders are accrued and paid on a weekly basis and are determined as described in Note 4.

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Notes to Financial Statements (unaudited) (continued)

(e) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(f) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Note 2. Management and Advisory Fees and Other Transactions with Affiliates

SBAM is the Fund’s investment manager and administrator and as such provides management, advisory and administrative services for the Fund. SBAM has delegated certain administrative services to Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM. SBFM is compensated by SBAM, and not the Fund, for its services.

The Fund pays SBAM an investment management fee at an annual rate of 0.55% of the Fund’s average weekly net assets. For purposes of calculating this fee, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund’s average weekly net assets. This fee is calculated daily and paid monthly.

Certain officers and/or directors of the Fund are employees of SBAM and do not receive compensation from the Fund.

Note 3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$33,682,163

Sales	$38,467,071

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,146,087
Gross unrealized depreciation	(73,026)

Net unrealized appreciation	$7,073,061

Note 4. Auction Rate Preferred Stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Preferred Stock (“Preferred Stock”) at an offering price of $50,000 per share. The Preferred Stock

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Notes to Financial Statements (unaudited) (continued)

has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the six months ended June 30, 2005 ranged from 1.800% to 2.949% . The weighted average dividend rate for the six months ended June 30, 2005 was 2.361% .

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock Shareholders are entitled to one vote per share and generally vote with the common stock shareholders but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Stock.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common stock shareholders.

Note 5. Events Subsequent to June 30, 2005

Common Stock Distributions. On May 4, 2005, the Board of Directors of the Fund declared two common share distributions, each in the amount of $0.07 per share, payable on July 29 and August 26, 2005 to shareholders of record on July 12 and August 16, 2005, respectively.

In addition, on July 25, 2005, the Board of Directors of the Fund declared three common share distributions, each in the amount of $0.07 per share, payable on September 30, October 28 and November 25, 2005 to shareholders of record on September 13, October 18 and November 15, 2005, respectively.

Preferred Stock Dividends. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund’s ability to designate any subsequent dividend period as a Special Rate Period.

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Notes to Financial Statements (unaudited) (continued)

Auction	Commencement of	Rate Effective	Preferred
Date	Rate Period	Through	Rate

6/27/05	6/28/05	7/1/05	2.250%
7/1/05	7/5/05	7/11/05	2.390
7/11/05	7/12/05	7/18/05	2.000
7/18/05	7/19/05	7/25/05	2.090
7/25/05	7/26/05	8/1/05	2.130

Note 6. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP, subject to the right, of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

Note 7. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified

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Notes to Financial Statements (unaudited) (continued)

amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or subtransfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

The funds did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

Note 8. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

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Notes to Financial Statements (unaudited) (continued)

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contract between the Fund and the Manager.

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Additional Stockholder Information (unaudited)

Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Municipal Partners Fund Inc. was held on April 28, 2005, for the purpose of considering and voting upon the election of Daniel P. Cronin and R. Jay Gerken as Class II Directors. The following table provides information concerning the matter voted upon at the Meeting:

1. Election of Directors*

	Common	Common	Preferred	Preferred
	Shares	Shares	Shares	Shares
Nominees	For	Withheld	For	Withheld

Daniel P. Cronin	4,988,564	449,408	456	113
R. Jay Gerken	N/A	N/A	456	113

*	At June 30, 2005, in addition to the above listed Directors, the other Directors of the Fund were as follows:
Carol L. Colman (Class I)
Leslie H. Gelb (Class I)
William R. Hutchinson (Class II)
Dr. Riordan Roett (Class I)
Jeswald W. Salacure (Class II)

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Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment Plan (“Plan”), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. (“Plan Agent”) in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in “street name”) will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund’s Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash.

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Dividend Reinvestment Plan (unaudited) (continued)

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant’s shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days’ written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.

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Additional Shareholder Information (unaudited)

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

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S A L O M O N     B R O T H E R S     M U N I C I P A L     P A R T N E R S     F U N D     I N C .

Directors	Salomon Brothers Municipal Partners
Fund Inc.
C A R O L L. C O L M A N	125 Broad Street
D A N I E L P. C R O N I N	10th Floor, MF-2
L E S L I E H. G E L B	New York, New York 10004
R. J AY G E R K E N , CFA	Telephone 1-888-777-0102
W I L L I A M R. H U T C H I N S O N
R I O R D A N R O E T T	I N V E S T M E N T M A N A G E R
J E S WA L D W. S A L A C U S E	Salomon Brothers Asset Management Inc
399 Park Avenue
New York, New York 10022

Officers	A U C T I O N A G E N T
Deutsche Bank
R. J AY G E R K E N , CFA	60 Wall Street
Chairman and	New York, New York 10005
Chief Executive Officer
P E T E R J. W I L B Y, CFA	C U S T O D I A N
President	State Street Bank and Trust Company
A N D R E W B. S H O U P	225 Franklin Street
Senior Vice President and	Boston, Massachusetts 02110
Chief Administrative Officer
F R A N C E S M. G U G G I N O	T R A N S F E R A G E N T
Chief Financial Officer and	EquiServe Trust Company, N.A.
Treasurer	P.O. Box 43010
R O B E R T E. A M O D E O	Providence, Rhode Island 02940-3010
Executive Vice President
A N D R E W B E A G L E Y	L E G A L C O U N S E L
Chief Compliance Officer	Simpson Thacher & Bartlett LLP
W E N D Y S. S E T N I C K A	425 Lexington Avenue
Controller	New York, New York 10017-3954
R O B E R T I. F R E N K E L
Secretary and	I N D E P E N D E N T R E G I S T E R E D P U B L I C
Chief Legal Officer	A C C O U N T I N G F I R M
KPMG LLP
345 Park Avenue
New York, New York 10154

N E W Y O R K S T O C K E X C H A N G E S Y M B O L
MNP

EquiServe Trust Company, N.A. P.O. Box 43010 Providence, Rhode Island 02940-3010

MNPSEMI 8/05 05-8975

Salomon Brothers Municipal Partners Fund Inc. Semi-Annual Report J U N E 3 0, 2 0 0 5

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Municipal Partners Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Municipal Partners Fund Inc.
Date:	September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Municipal Partners Fund Inc.

Date:	September 7, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Municipal Partners Fund Inc.

Date:	September 7, 2005